UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05987

Morgan Stanley New York Municipal Money Market Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited)

PRINCIPAL
AMOUNT		COUPON	DEMAND	MATURITY
(000)		RATE (a)	DATE (b)	DATE	VALUE
	Weekly Variable Rate Bonds (73.9%)
$9,575	Amherst Development Corporation, NY, Student Housing Facility South Lake Village Ser 2010 B	0.11%	10/07/13	10/01/35	$9,575,000
6,505	Dutchess County Industrial Development Agency, NY, Marist College Ser 2008	0.06	10/07/13	07/01/38	6,505,000
27,000	Long Island Power Authority, NY, Electric System Ser 2012 C	0.07	10/07/13	05/01/33	27,000,000
41,000	Metropolitan Transportation Authority, NY, Ser 2002 G Subser G-1	0.07	10/07/13	11/01/26	41,000,000
	New York City Cultural Resources Trust, NY,
34,690	American Museum of Natural History Ser 2008 B1	0.05	10/07/13	04/01/44	34,690,000
9,450	American Museum of Natural History Ser 2008 B2	0.05	10/07/13	04/01/44	9,450,000
1,400	Julliard School Ser 2009 A ROCs II-R Ser 11927 (c)	0.08	10/07/13	01/01/33	1,400,000
31,400	New York Botanical Garden Ser 2009 A	0.09	10/07/13	07/01/32	31,400,000
6,700	The Metropolitan Museum of Art Ser 2006 A-1	0.07	10/07/13	10/01/36	6,700,000
4,140	The Metropolitan Museum of Art Ser 2006 A-2	0.07	10/07/13	10/01/36	4,140,000
	New York City Health & Hospitals Corporation, NY,
8,800	Health System Ser 2008 B	0.06	10/07/13	02/15/31	8,800,000
27,370	Health System Ser 2008 C	0.07	10/07/13	02/15/31	27,370,000
	New York City Housing Development Corporation, NY,
19,900	245 East 124th Street Ser 2008 A	0.08	10/07/13	11/01/46	19,900,000
7,550	James Tower Development 2002 Ser A	0.08	10/07/13	06/15/32	7,550,000
	New York City Industrial Development Agency, NY,
4,580	Auditory & Oral School Ser 2006	0.08	10/07/13	12/01/32	4,580,000
9,335	Civic Facilities New York Law School Ser 2006 B-1	0.06	10/07/13	07/01/36	9,335,000
	New York City Transitional Finance Authority, NY,
2,200	Future Tax Fiscal 2010 Ser F Subser F-5	0.08	10/07/13	02/01/35	2,200,000
2,400	Future Tax Fiscal 2012 Ser D-1 ROCs II-R Ser 11994 (c)	0.07	10/07/13	11/01/19	2,400,000
24,200	Future Tax Fiscal 2013 Ser A Subser A-7	0.06	10/07/13	08/01/39	24,200,000
10,135	Recovery Fiscal 2003 Ser 3 Subser 3G	0.06	10/07/13	11/01/22	10,135,000
	New York City, NY,
36,690	Fiscal 2003 Subser C-5	0.06	10/07/13	08/01/20	36,690,000
7,675	Fiscal 2004 Subser A-5	0.07	10/07/13	08/01/31	7,675,000
10,575	Fiscal 2004 Subser A-6	0.07	10/07/13	08/01/31	10,575,000
25,800	Fiscal 2006 Subser F-4 A	0.08	10/07/13	09/01/35	25,800,000
25,500	Fiscal 2006 Subser F-4 B	0.08	10/07/13	09/01/35	25,500,000
18,735	Fiscal 2008 Subser B-3	0.06	10/07/13	09/01/27	18,735,000
19,320	Fiscal 2008 Subser J-9	0.06	10/07/13	08/01/27	19,320,000
5,600	Fiscal 2010 Subser G-4	0.06	10/07/13	03/01/39	5,600,000
6,200	Fiscal 2013 Ser D & E ROCs II-R Ser 14045 (c)	0.07	10/07/13	08/01/20	6,200,000
	New York State Dormitory Authority,
8,515	Catholic Health System Ser 2006 A	0.08	10/07/13	07/01/25	8,515,000
6,595	Catholic Health System Ser 2008	0.08	10/07/13	07/01/34	6,595,000
12,500	City University System Cons 5th Ser 2008 C	0.08	10/07/13	07/01/31	12,500,000
13,000	City University System Cons 5th Ser 2008 D	0.07	10/07/13	07/01/31	13,000,000
5,000	Columbia University Ser 2003 B	0.06	10/07/13	07/01/28	5,000,000
37,100	Columbia University Ser 2009 A	0.04	10/07/13	09/01/39	37,100,000
17,635	Cornell University Ser 2000 B	0.08	10/07/13	07/01/30	17,635,000
5,265	Cornell University Ser 2004 A	0.08	10/07/13	07/01/33	5,265,000

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

18,900	Cornell University Ser 2004 B	0.08	10/07/13	07/01/33	18,900,000
11,090	Mental Health Services Facilities Ser 2003D-2E	0.06	10/07/13	02/15/31	11,090,000
10,000	Mental Health Services Facilities Ser 2003D-2F	0.07	10/07/13	02/15/31	10,000,000
28,305	Mental Health Services Facilities Ser 2003D-2H	0.06	10/07/13	02/15/31	28,305,000
15,360	New York Law School Ser 2009	0.06	10/07/13	07/01/38	15,360,000
20,000	Personal Income Tax Education Ser 2006 D Eagle #20060164 Class A (c)	0.08	10/07/13	03/15/36	20,000,000
11,000	Personal Income Tax Education Ser 2006 D ROCs II-R Ser 12106 (c)	0.07	10/07/13	04/01/15	11,000,000
2,300	Personal Income Tax Ser 2011 A ROCs II-R Ser 11975 (c)	0.07	10/07/13	03/15/19	2,300,000
10,850	Pratt Institute Ser 2009 A	0.11	10/07/13	07/01/28	10,850,000
7,340	Pratt Institute Ser 2009 B	0.11	10/07/13	07/01/34	7,340,000
28,900	Rockefeller University Ser 2008 A	0.09	10/07/13	07/01/39	28,900,000
28,050	Rockefeller University Ser 2009 B	0.05	10/07/13	07/01/40	28,050,000
5,400	Rockefeller University Ser 2009-C ROCs II-R Ser 11944 (c)	0.07	10/07/13	07/01/34	5,400,000
1,803	The Metropolitan Museum of Art Ser A	0.07	10/07/13	07/01/15	1,803,000
4,790	The Metropolitan Museum of Art Ser B	0.07	10/07/13	07/01/23	4,790,000
3,495	New York State Environmental Facilities Corporation, Clean Water & Drinking Ser 2008 B PUTTERs Ser 2900 (c)	0.08	10/07/13	12/15/15	3,495,000
	New York State Housing Finance Agency,
19,750	Avalon Bowery Place I Ser 2010 A	0.07	10/07/13	11/01/37	19,750,000
19,540	Gotham West Housing Ser 2011 A-1	0.05	10/07/13	05/01/45	19,540,000
25,000	Gotham West Housing Ser 2012 A-1	0.07	10/07/13	05/01/45	25,000,000
31,025	Related-Taconic West 17th Street Ser 2009 A	0.07	10/07/13	05/15/39	31,025,000
12,000	Riverside Center 2 Ser 2012 A	0.06	10/07/13	11/01/46	12,000,000
	New York State Local Government Assistance Corporation,
6,705	Ser 2008 B	0.08	10/07/13	04/01/21	6,705,000
19,800	Sub Lien Ser 2003 A-8V	0.05	10/07/13	04/01/19	19,800,000
	New York State Mortgage Agency,
5,000	Homeowner Mortgage Ser 129 (AMT)	0.09	10/07/13	10/01/35	5,000,000
15,000	Homeowner Mortgage Ser 159	0.07	10/07/13	10/01/38	15,000,000
2,800	New York State Thruway Authority, Highway & Bridge Trust Fund Ser 2011 A-1 ROCs II-R Ser 11997 (c)	0.08	10/07/13	04/01/19	2,800,000
	New York State Urban Development Corporation,
7,420	Personal Income Tax Ser B PUTTERs Ser 2887 (c)	0.08	10/07/13	03/15/15	7,420,000
9,600	Service Contract Ser 2008-A-1	0.05	10/07/13	01/01/30	9,600,000
15,200	Service Contract Ser 2008-A-5	0.05	10/07/13	01/01/30	15,200,000
	Rib Floater Credit Enhanced Trust, PR,
5,000	Puerto Rico Public Improvement Refinancing Notes Ser 2013 A & B Trust Receipts Ser 2013 FR-18WE (c)	0.12	10/07/13	12/01/13	5,000,000
10,000	Puerto Rico Sales Tax Financing Corporation Jr. Lien BANs Ser 2013A Trust Receipts Ser 2013 FR-8WE (c)	0.12	10/07/13	09/30/14	10,000,000
30,000	Triborough Bridge & Tunnel Authority, NY, Subser 2001 B	0.07	10/07/13	01/01/32	30,000,000

	Total Weekly Variable Rate Bonds (Cost $991,458,000)				991,458,000

	Daily Variable Rate Bonds (11.7%)
6,000	New York City Cultural Resources Trust, NY, Lincoln Center Ser 2008 A-1 (c)	0.06	10/01/13	12/01/35	6,000,000
	New York City Municipal Water Finance Authority, NY,

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

8,750	Second General Fiscal 2007 Ser CC-1	0.05	10/01/13	06/15/38	8,750,000
8,450	Second General Fiscal 2007 Ser CC-1	0.08	10/01/13	06/15/38	8,450,000
6,590	Second General Fiscal 2012 Ser A-1	0.05	10/01/13	06/15/44	6,590,000
16,000	Water & Sewer System Fiscal 20014 Subser AA-6	0.07	10/01/13	06/15/48	16,000,000
11,850	Water & Sewer System Fiscal 2011 Ser DD-3A	0.06	10/01/13	06/15/43	11,850,000
	New York City Transitional Finance Authority, NY,
18,500	Future Tax Fiscal 2010 Ser G Subser G5	0.06	10/02/13	05/01/34	18,500,000
12,380	Recovery Fiscal 2003 Ser 3 Subser 3H	0.05	10/01/13	11/01/22	12,380,000
	New York City, NY,
14,000	Fiscal 2008 Ser J Subser J-3	0.06	10/02/13	08/01/23	14,000,000
5,500	Fiscal 2008 Subser L-4	0.06	10/01/13	04/01/38	5,500,000
11,400	Fiscal 2012 Subser G-6	0.06	10/01/13	04/01/42	11,400,000
21,235	Fiscal 2013 Ser A-2	0.07	10/01/13	10/01/38	21,235,000
16,380	Fiscal 2013 Ser F Subser F-3	0.06	10/01/13	03/01/42	16,380,000

	Total Daily Variable Rate Bonds (Cost $157,035,000)				157,035,000

			YIELD TO
PRINCIPAL			MATURITY
AMOUNT		COUPON	ON DATE OF	MATURITY
(000)		RATE	PURCHASE	DATE	VALUE
	Commercial Paper (5.2%)
	Long Island Power Authority, NY,
21,193	Electric System Ser 2008 CP-3	0.09%	0.09%	10/15/13	21,193,000
21,192	Electric System Ser 2008 CP-3	0.09	0.09	11/15/13	21,192,000
27,420	Metropolitan Transportation Authority, NY, Ser CP-2 Subser B	0.12	0.12	12/12/13	27,420,000

	Total Commercial Paper (Cost $69,805,000)				69,805,000

PRINCIPAL
AMOUNT		COUPON	DEMAND	MATURITY
(000)		RATE (a)	DATE (b)	DATE	VALUE
	Put Option Bonds (3.7%)
29,000	New York Liberty Development Corporation, NY, 3 World Trade Center Ser 2011 A	0.23%	06/19/14	12/01/49	29,000,000
20,000	RBC Municipal Products Trust, Inc., PR, Puerto Rico Highways & Transportation Authority Ser 2013 A BANs Floater Certificates Ser E-46 (c)	0.17	12/02/13	09/01/15	20,000,000

	Total Put Option Bonds (Cost $49,000,000)				49,000,000

			YIELD TO
PRINCIPAL			MATURITY
AMOUNT		COUPON	ON DATE OF	MATURITY
(000)		RATE	PURCHASE	DATE	VALUE
	Municipal Bonds & Notes (3.2%)
9,070	Auburn City School District, NY, Ser 2013 BANS, dtd 06/25/13	1.00%	0.30	06/25/14	9,116,244
11,978	Columbia County, NY, Ser 2013 BANs, dtd 05/09/13	1.00	0.30	05/09/14	12,028,522
4,875	Hempstead Union Free School District, NY, Ser 2013 BANs, dtd 07/18/13	1.00	0.30	07/18/14	4,901,997
4,000	New York State, Ser 2011 A, dtd 06/19/13	5.00	0.18	02/15/14	4,071,763
2,257	Ossining Village, NY, Ser 2012 A BANs, dtd 11/20/12	1.00	0.48	11/20/13	2,258,131
5,000	Schenectady Metroplex Development Authority, NY, Ser 2013 BANs, dtd 01/24/13	1.25	0.43	01/23/14	5,012,747

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

4,476	Town of Carmel, NY, Ser 2013 A BANs, dtd 10/10/13 (d)	1.00	0.30	10/10/14	4,507,399

	Total Municipal Bonds & Notes (Cost $41,896,803)				41,896,803

PRINCIPAL
AMOUNT		COUPON	DEMAND	MATURITY
(000)		RATE (a)	DATE (b)	DATE	VALUE
	Closed-End Investment Companies (2.7%)
34,500	Nuveen New York Performance Plus Municipal Fund, Inc., VRDP Ser 1-890 (AMT) (c)	0.18%	10/07/13	03/01/40	34,500,000
2,000	Nuveen New York Quality Income Municipal Fund, Inc., VRDP Ser 1-1617 (AMT) (c)	0.14	10/07/13	12/01/40	2,000,000

	Total Closed-End Investment Companies (Cost $36,500,000)				36,500,000

	Floating Rate Notes (0.2%)
3,255	Metropolitan Transportation Authority, NY, Ser 2005 E Subser E-1 (d) (Cost $3,255,000)	0.32%		11/01/14	3,255,000
	Total Investments (Cost $1,348,949,803) (e)(f)			100.6%	1,348,949,803
	Liabilities in Excess of Other Assets			(0.6)	(7,414,771)

	Net Assets			100.0%	$1,341,535,032

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERS	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at September 30, 2013.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	When-issued security.
(e)	Securities are available for collateral in connection with purchase of when-issued securities.
(f)	Cost is the same for federal income tax purposes.

Morgan Stanley New York Municipal Money Market Trust

Notes to Portfolio of Investments ¡ September 30, 2013 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$991,458,000	$—	$991,458,000
Daily Variable Rate Bonds	—	157,035,000	—	157,035,000
Commercial Paper	—	69,805,000	—	69,805,000
Put Option Bonds	—	49,000,000	—	49,000,000
Municipal Bonds & Notes	—	41,896,803	—	41,896,803
Closed-End Investment Companies	—	36,500,000	—	36,500,000
Floating Rate Notes	—	3,255,000	—	3,255,000

Total Assets	$—	$1,348,949,803	$—	$1,348,949,803

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2013, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

November 12, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 12, 2013